Income Taxes - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate in Mexico	30.00%	30.00%	30.00%
Effective income tax rate for foreign jurisdiction	15.00%	20.00%	22.00%
Brazil [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss carryforwards	$ 78,617,318
Effective taxable income percentage carryforward	30.00%
Effective taxable income percentage	25.00%
Corporate tax rate	34.00%
Austria [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss carryforwards	$ 25,733,966
operating loss carryforward effective tax rate annual limit	75.00%
Colombia [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss carryforwards	$ 11,221,937
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates	22.00%
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates	40.00%
CUCA [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Contributed capital account	$ 510,832,194	$ 478,087,224
CUFIN [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Contributed capital account	$ 225,105,342	$ 191,795,991